INTANGIBLE ASSETS (Details - Schedule of future amortization)	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 169,002
2025	168,951
2026	168,951
2027	168,951
2028 and beyond	492,768
Total	$ 1,168,623